General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expense [Abstract]
Schedule of General and Administrative Expenses	Included within general and administrative expenses are the following expenses.
	2023	2022	2021
	EUR	EUR	EUR
Advertising and marketing expenses	323,651	17,566	1,210
Audit fees	151,486	-	-
Bad debt expenses	582,467	5,261	-
Bank and other charges	18,100	4,424	2,718
Cleaning expenses	-	8,888	9,250
Depreciation and amortization	297,385	96,311	68,881
Director’s payments (included in note 23)	194,042	118,699	58,164
Travel and entertainment expenses	370,758	33,651	13,172
Insurance	83,566	3,190	1,680
Listing fee	-	47,464	-
Office supplies, arena cleaning and administrative expenses	433,875	10,453	36,158
Professional and consultancy services - third parties	1,775,457	643,825	47,020
Professional and consultancy services - related parties	-	46,000	-
Expenses on short term leases	112,950	2,951	3,597
Share based expense	190,086	-	-
Sponsorship - related party	-	100,000	30,000
Staff costs	340,241	38,993	-
Stamp duties and other taxes	712,377	5,214	2,089
Subscriptions	-	427	5,454
Transportation and accommodation	67,096	39,466	11,613
Utilities and rent	58,961	3,344	1,729
Contingent consideration expenses	39,000	-	-
Player management expenses	387,781	-	-
Training and development expenses	44,551	-	-
Player registration and deletion	1,693	-	-
Warrant expense	198,209	-	-
Repairs and maintenance expenses	28,858	-	-
Other administrative expenses	5,192	72,746	23,934
	6,417,782	1,298,873	316,669